GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
Candela Corporation [Member]
Business Acquisition [Line Items]
Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed
Fair value
Assets:

Current assets	$89,450
Other assets (includes mainly deferred tax assets)	24,792
Property and equipment	2,391
Intangible assets (*)	24,010

Total identifiable assets acquired	140,643

Current liabilities	(45,427)
Deferred taxes	(8,778)
Long-term liabilities	(4,889)

Total identifiable liabilities assumed	(59,094)

Net identifiable assets acquired	81,549
Bargain purchase price (**)	(8,525)

Net assets acquired	$73,024

(*)
Of the $24,010 intangible assets acquired, $10,070 was assigned to developed technology (10 years useful life), $510 was assigned to in-process research and development asset which is not subject to amortization, $8,930 was assigned to customer relationship (6 years useful life), $3,300 was assigned to trade name (11 years useful life) and the remaining $1,200 was assigned to a non-compete covenant (3 years useful life).

(**)	The excess of fair value of the net assets acquired over the amount of consideration transferred was recorded in other income, net as part of operating.

Ultrashape Ltd. [Member]
Business Acquisition [Line Items]
Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed
Fair value

Cash	$837
Current assets	1,241
Property and equipment	710
Developed technology (1)	5,617
Customer relationship (2)	1,843

Total identifiable assets acquired	10,248

Current liabilities	(3,767)
Accrued severance pay	(26)

Total liabilities assumed	(3,793)

Net identifiable assets assumed	6,455
Goodwill	5,545

Net assets acquired	$12,000

(1)	The developed technology will be amortized using the straight-line method over its useful life which is estimated at six years.

(2)	The Customer relationship will be amortized using a method that will reflect the consummation of such asset which is estimated at eight years.

TransPharma Medical Ltd. [Member]
Business Acquisition [Line Items]
Acquisition Date Fair Value Of Consideration Transferred
Fair value

Property and equipment	59
In-process R&D (*)	2,407
Goodwill	1,185

Assets acquired	$3,651

(*)	Not subject to amortization until technological feasibility will be achieved or technology will be abandoned.